Income Taxes - Schedule of Components of the (Benefit from) Provision for Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Current:
US Federal					$ (256)	$ 0
US States					1	1
Foreign					427	(492)
Total current					172	(491)
Deferred:
US Federal					0	0
US States					0	0
Foreign					(1,124)	(107)
Total deferred					(1,124)	(107)
Provision for income taxes	$ 21	$ 55	$ 222	$ 348	$ (952)	$ (598)